III. FINANCIAL RISK MANAGEMENT (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt to equity ratio (as a ratio)		0.03	0.05
Reserve of exchange differences on translation	[1]	$ 878	$ 71,252	[2]
Total borrowings		583,437	728,762
Loss on interest rate risk if market interest rates were higher		$ 6,400	$ 5,300
Exposure investment-grade rated instruments (as a percent)		91.00%	80.00%
Current trade receivables		$ 2,480,889	$ 2,493,940		$ 1,299,072
Liquid financial assets (as a percent)		19.00%	9.00%
Financial liabilities, fair value as a percentage of carrying value (as a percent)		99.80%	99.20%
Reserve of cash flow hedges, continuing hedges		$ 8,100	$ 13,100
Minimum maturity period of certificates of deposits		3 months
CTA foreign exchange risk currency exposure		$ 1,100	$ 900
Information about major customers		No	No		No
Percentage of entity's revenue		10.00%	10.00%		10.00%
Allowance for doubtful accounts - trade receivables [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		$ 49,000	$ 45,500
Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		679,600	544,900
Guarantees under credit insurance [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		212,700	231,200
Letter of credit and other bank guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		48,400	34,700
Financial guarantee contracts [member] | Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		24,400	28,100
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings	[3]	294,946	$ 497,889
Current borrowings		$ 271,100
Concentration risk (as a percent)	[3]	51.00%	68.00%
Other currencies hedged to U.S. dollar [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid financial assets, percentage denominated by a specific currency (as a percent)		94.00%	87.00%
Level 3 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings
Current trade receivables
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		1,300	1,300
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 2,000	400
Counterparty risk [member] | Petróleos Mexicanos Member
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Concentration risk (as a percent)		20.00%
Liquidity risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum maturity period of cash and cash equivalents		3 months
Commodity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum period of fixed price of commodities for short-term nature		1 year
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 6,700	4,000
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 2,300	$ 200
Currency risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of variance		1.00%

[1]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified with impact in the income statement. For more information see note 36 “Termination of NKKTubes joint venture”.
[2]	Related to NKKTubes’ cease of operations. For more information see note 36 “Termination of NKKTubes joint venture”.
[3]	Out of the $294.9 million fixed rate borrowings, $271.1 million are short-term.